BlackRock Allocation Target Shares

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Market Allocation Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short

Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Exchange Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Multi-Asset Real Return Fund

BlackRock Multi-Manager Alternative Strategies Fund

BlackRock Real Estate Securities Fund

BlackRock Science & Technology

Opportunities Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Small Cap Growth Equity Portfolio

BlackRock Strategic Risk Allocation Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock Emerging Markets Flexible Dynamic

Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

BlackRock Funds III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock CoreAlpha Bond Fund

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Retirement Portfolio

BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock World Income Fund, Inc.

FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 15, 2014 to the
Prospectus of each Fund

Each Fund’s Prospectus is hereby amended as follows:

The section entitled “Account Information — How to Buy and Sell Shares,” “Account Information — How to Buy, Sell and Transfer Shares” or “Account Information — How to Buy, Sell, Exchange and Transfer Shares,” as applicable, in each Fund’s Prospectus is hereby amended to insert the following after the first paragraph:

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

Shareholders should retain this Supplement for future reference.

PRO-MULTI-1014SUP